Shareholder Report, Holdings (Details) - C000073478 [Member]	Apr. 30, 2025
Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%